LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
LOSS PER SHARE

8.	LOSS PER SHARE

Basic loss per share is calculated by dividing the loss for the period attributable to ordinary equity holders of the Company by the weighted average number of common shares outstanding during the period.

Diluted loss per share is calculated by dividing the loss attributable to ordinary equity holders of the Company by the weighted average number of common shares outstanding during the period plus the weighted average number of common shares that would be issued on conversion of all outstanding dilutive securities into common shares.

Basic and diluted net loss per share for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Year Ended December 31,
	2023		2024		2025	2025
	CNY		CNY		CNY	US$

Loss for the year attributable to owners of the Company
From continuing operations	(8,337)		(3,160)		(1,231)	(176)
From discontinued operations	(5,504)		—		—	—

Weighted average number of ordinary shares for basic and diluted earnings per share *	1,027,832		1,207,305		1,256,388	1,256,388

Loss per share:
Basic and diluted
For loss from continuing operations	(8.11	)**	(2.62	)**	(0.98)	(0.14)
For loss from discontinued operations	(5.35	)**	—		—	—
Loss per share	(13.46	)**	(2.62	)**	(0.98)	(0.14)

*	On June 13, 2025, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on an 8-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination.
**	Retrospectively restated for effect of the 8-to-1 share combination effective on June 13, 2025, see Note 19(a).

For the years ended December 31, 2023, 2024 and 2025, the effects of the outstanding warrants and share options were anti-dilutive and excluded from the computation of diluted loss per share. Accordingly, the diluted loss per share amounts are the same as the basic loss per share amounts for the periods presented.